Operating segment and geographic data - Concentration risk (Details) - segment		12 Months Ended
	Oct. 04, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration risk
Number of operating segments	4
Revenue | Geographic concentration | United States
Concentration risk
Concentration risk (as a percent)		19.00%	20.00%	19.00%
Revenue | Geographic concentration | China
Concentration risk
Concentration risk (as a percent)		13.00%	13.00%	13.00%
Revenue | Geographic concentration | Outside Switzerland | Minimum
Concentration risk
Concentration risk (as a percent)		98.00%	98.00%	98.00%
Property, plant and equipment, net | Geographic concentration | United States
Concentration risk
Concentration risk (as a percent)		17.00%	16.00%
Property, plant and equipment, net | Geographic concentration | Switzerland
Concentration risk
Concentration risk (as a percent)		17.00%	16.00%
Property, plant and equipment, net | Geographic concentration | Sweden
Concentration risk
Concentration risk (as a percent)		10.00%	16.00%